Performance Management	Nov. 12, 2026
Tradr Triple Threat 2X Long Memory Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr Triple Threat 2X Long Quantum Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr Triple Threat 2X Long Space Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.tradretfs.com